BALANCE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Mar. 31, 2026
Revenue [abstract]
Disclosure of net contract assets (liabilities)
Net contract liabilities are as follows:

	2026	2025
Contract assets - current	$485.3	$482.2
Contract assets - non-current (Note 17)	37.3	38.8
Contract liabilities - current	(1,086.9)	(1,001.6)
Contract liabilities - non-current (Note 22)	(144.0)	(126.8)
Net contract liabilities	$(708.3)	$(607.4)